FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Total	¥ 57,312,737	¥ 52,909,220
Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	7,690,166	3,911,410
Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	15,352,785	11,064,516
Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	144,133	3,571,060
Long-term investments	1,701,240	138,485
Quoted prices in active markets for identical assets (Level 1)
FAIR VALUE MEASUREMENT
Total	32,745	107,549
Quoted prices in active markets for identical assets (Level 1) | Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Quoted prices in active markets for identical assets (Level 1) | Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	0	0
Quoted prices in active markets for identical assets (Level 1) | Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Long-term investments	0	0
Significant other observable inputs (Level 2)
FAIR VALUE MEASUREMENT
Total	54,663,377	49,585,218
Significant other observable inputs (Level 2) | Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	7,690,166	3,911,410
Significant other observable inputs (Level 2) | Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	15,352,785	11,064,516
Significant other observable inputs (Level 2) | Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	144,133	3,571,060
Long-term investments	1,701,240	138,485
Significant other unobservable inputs (Level 3)
FAIR VALUE MEASUREMENT
Total	2,530,375	3,125,448
Significant other unobservable inputs (Level 3) | Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Significant other unobservable inputs (Level 3) | Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	0	0
Significant other unobservable inputs (Level 3) | Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Long-term investments	0	0
Recurring | Equity investments without readily determinable fair value using NAV practical expedient
FAIR VALUE MEASUREMENT
Long-term investments	86,240	91,005
Recurring | Equity investments at fair value with readily determinable fair value
FAIR VALUE MEASUREMENT
Long-term investments	32,745	37,134
Recurring | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments		1,026,555
Investments accounted for at fair value	627,367
Recurring | Listed equity securities
FAIR VALUE MEASUREMENT
Short-term investments		70,415
Recurring | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	26,415,902	26,491,683
Recurring | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments		1,380,668
Long-term investments	5,262,159	5,126,289
Recurring | Quoted prices in active markets for identical assets (Level 1) | Equity investments at fair value with readily determinable fair value
FAIR VALUE MEASUREMENT
Long-term investments	32,745	37,134
Recurring | Quoted prices in active markets for identical assets (Level 1) | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments		0
Investments accounted for at fair value	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Listed equity securities
FAIR VALUE MEASUREMENT
Short-term investments		70,415
Recurring | Quoted prices in active markets for identical assets (Level 1) | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments		0
Long-term investments	0	0
Recurring | Significant other observable inputs (Level 2) | Equity investments at fair value with readily determinable fair value
FAIR VALUE MEASUREMENT
Long-term investments	0	0
Recurring | Significant other observable inputs (Level 2) | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments		900,500
Investments accounted for at fair value	512,200
Recurring | Significant other observable inputs (Level 2) | Listed equity securities
FAIR VALUE MEASUREMENT
Short-term investments		0
Recurring | Significant other observable inputs (Level 2) | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	24,000,694	23,492,290
Recurring | Significant other observable inputs (Level 2) | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments		1,380,668
Long-term investments	5,262,159	5,126,289
Recurring | Significant other unobservable inputs (Level 3) | Equity investments at fair value with readily determinable fair value
FAIR VALUE MEASUREMENT
Long-term investments	0	0
Recurring | Significant other unobservable inputs (Level 3) | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments		126,055
Investments accounted for at fair value	115,167
Recurring | Significant other unobservable inputs (Level 3) | Listed equity securities
FAIR VALUE MEASUREMENT
Short-term investments		0
Recurring | Significant other unobservable inputs (Level 3) | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	2,415,208	2,999,393
Recurring | Significant other unobservable inputs (Level 3) | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments		0
Long-term investments	¥ 0	¥ 0